SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Long Term Debt Maturities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
2015	$ 4,595
2016	4,604
2017	4,592
2018	4,486
2019	4,486
2020 and after	8,103
Long-term loans	30,866	35,916
Interest expenses	$ 1,553	$ 1,854	$ 2,153